Property and Equipment - Summary of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2022
Cable and wire facilities [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	5 years
Cable and wire facilities [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	15 years
Central equipment [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Central equipment [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	15 years
Network facilities [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Network facilities [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	15 years
Buildings [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	25 years
Buildings [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	50 years
Vehicles, furniture and other network equipment [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Vehicles, furniture and other network equipment [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	15 years
Information origination and termination equipment [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	5 years
Information origination and termination equipment [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	15 years
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	10 years
IT systems and platforms [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
IT systems and platforms [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	5 years
Security platforms [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Security platforms [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	5 years
Leasehold improvements [Member] | Bottom of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3 years
Leasehold improvements [Member] | Top of range [member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	10 years